Property, Plant and Equipment (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Property, Plant and Equipment, Gross	523,446	1,051,500	954,056
Accumulated depreciation and amortization	(139,519)	(634,642)	(497,971)
Construction in progress	47,456	107,279	94,994
Property, plant and equipment, net	440,383	524,137	551,079
Building [Member]
Property, Plant and Equipment, Gross	123,712	55,680	21,148
Machinery and Equipment [Member]
Property, Plant and Equipment, Gross	263,618	793,044	753,866
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	110,897	143,837	125,106
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	8,108	8,379	8,070
Computer Equipment [Member]
Property, Plant and Equipment, Gross	9,262	16,828	12,983
Vehicles [Member]
Property, Plant and Equipment, Gross	8,618	11,018	9,406
Moulds [Member]
Property, Plant and Equipment, Gross	8,231	22,714	23,477